CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 221,102	$ 106,933	$ 30,873
Accounts receivable, less allowance for doubtful accounts of $3,304 and $1,879	406,196	449,288	394,085
Expenditures billable to clients	22,763	30,133	42,369
Assets held for sale		0	78,913
Other current assets	44,689	35,613	42,499
Total Current Assets	694,750	621,967	588,739
Fixed assets, at cost, less accumulated depreciation of $129,579 and $128,546	75,767	81,054	88,189
Right-of-use assets - operating leases	216,194	223,622	0
Investments in non-consolidated affiliates		0
Goodwill	716,407	731,691	732,752
Other intangible assets, net	50,640	54,893	67,765
Deferred tax assets		84,900	91,436
Deferred Income Tax Assets, Net	76,289	84,900
Other assets	29,622	30,179	32,069
Total Assets	1,859,669	1,828,306	1,600,950
Current Liabilities:
Accounts payable	153,490	200,148	221,995
Accruals and other liabilities	325,826	353,575	313,141
Liabilities held for sale		0	35,967
Advance billings		171,742	138,505
Current portion of lease liabilities - operating leases	48,022	48,659	0
Current portion of deferred acquisition consideration	46,337	45,521	32,928
Total Current Liabilities	720,478	819,645	742,536
Long-term debt	1,014,260	887,630	954,107
Long-term portion of deferred acquisition consideration	26,399	29,699	50,767
Long-term lease liabilities - operating leases	211,254	219,163	0
Other liabilities		21,584	54,255
Other Liabilities, Including Deferred Tax Liabilities	35,523	25,771
Deferred tax liabilities		4,187	5,329
Total Liabilities	2,007,914	1,981,908	1,806,994
Redeemable Noncontrolling Interests	35,698	36,973	51,546
Commitments and Contingencies
Shareholders’ Deficit:
Convertible preference shares, 145,000 authorized, issued and outstanding at December 31, 2019 and 95,000 at December 31, 2018	152,746	152,746	90,123
Common stock and other paid-in capital	99,587	101,469	58,579
Accumulated deficit	(479,694)	(480,779)	(475,526)
Accumulated other comprehensive (loss) income	3,669	(4,269)	4,720
MDC Partners Inc. Shareholders' Deficit	(223,692)	(230,833)	(322,104)
Noncontrolling interests	39,749	40,258	64,514
Total Shareholders' Deficit	(183,943)	(190,575)	(257,590)
Total Liabilities, Redeemable Noncontrolling Interests and Shareholders' Deficit	$ 1,859,669	$ 1,828,306	$ 1,600,950